UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact name of registrant as specified in charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle Suite 205

Darien, Connecticut 06820

(Address of principal executive offices)

 (Zip code)

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle Suite 205

Darien, Connecticut 06820

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Apex Mid Cap Growth Fund

AMERICAN SUPERCONDUCTOR CORPORATION

Ticker Symbol:AMSC	Cusip Number:030111108
Record Date: 6/9/2008	Meeting Date: 8/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Gregory J. Yurek	For	Issuer	For	With
1B	Election of Director: Vikram S. Budhraja	For	Issuer	For	With
1C	Election of Director: Peter O. Crisp	For	Issuer	For	With
1D	Election of Director: Richard Drouin	For	Issuer	For	With
1E	Election of Director: David R. Oliver, Jr.	For	Issuer	For	With
1F	Election of Director: John B. Vander Sande	For	Issuer	For	With
1G	Election of Director: John W. Wood, Jr.	For	Issuer	For	With
2	To ratify the selection by the audit committee of the Board of Directors of Pricewaterhousecoopers LLP as American Superconductor's independent registered public accounting firm for the current fiscal year.	For	Issuer	For	With

AMERICREDIT CORP.

Ticker Symbol:ACF	Cusip Number:03060R101
Record Date: 8/29/2008	Meeting Date: 10/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Clifton H. Morris, Jr.*, 02-John R. Clay*, 03-Justin R. Wheeler*, 04-Ian M. Cumming**	For	Issuer	For	With
2	Proposal to amend the Articles of Incorporation to increase the authorized number of shares of common stock.	For	Issuer	For	With
3	Proposal to approve the 2008 omnibus incentive plan for Americredit Corp.	For	Issuer	For	With
4	Proposal to amend the Americredit Corp. Employee Stock Purchase Plan to increase the number of shares of common stock reserved.	For	Issuer	For	With
5	Proposal to ratify the appointment of Deloitte & Touche LLP as accountants for the fiscal year ending June 30, 2009.	For	Issuer	For	With
6	Attend to other business properly presented at the meeting.	For	Issuer	For	With

CAPSTONE TURBINE CORP.

Ticker Symbol:CPST	Cusip Number:14067D102
Record Date: 6/30/2008	Meeting Date: 8/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors. A vote for election of the following nominees: 01-Eliot G. Protsch, 02-Richard K. Atkinson, 03-John V. Jaggers, 04-Darren R. Jamison, 05-Noam Lotan, 06-Gary J. Mayo, 07-Gary D. Simon, 08-Holy A. Van Deursen, 09-Darrell J. Wilk	For	Issuer	For	With
2	Approval of the rights agreement, dated as of July 7, 2005, with Mellon Investor Services LLC, as amended.	For	Issuer	For	With
3	Approval of the Capstone Turbine Corporation executive performance incentive plan.	For	Issuer	For	With
4	Approval of an amendment to the Capstone Turbine Corporation amended and restated 2000 equity incentive plan.	For	Issuer	For	With
5	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting form [sic] for the fiscal year ending March 31, 2009.	For	Issuer	For	With

DIVX, INC.

Ticker Symbol:DIVX	Cusip Number:255413106
Record Date: 4/6/2009	Meeting Date: 6/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Fred Gerson, 02-Jerry Murdock, 03-Alex Vieux	For	Issuer	For	With
2	To ratify the selection by the audit committee of Divx, Inc's (""DIVX"") Board of Directors of Ernst & Young LLP as DIVX's independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	Issuer	For	With

FIRST MARBLEHEAD CORP.

Ticker Symbol:FMD	Cusip Number:320771108
Record Date: 9/12/2008	Meeting Date: 11/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Stephen E. Anbinder, 02-William R. Berkley, 03-Dort A. Cameron III, 04-Henry Cornell, 05-George G. Daly, 06-Peter S. Drotch, 07-William D. Hansen, 08-Daniel M. Meyers, 09-Peter B. Tarr	Against	Issuer	For	Against
2	To ratify the appointment of KPMG LLP as the First Marblehead Corporation's independent registered public accounting firm for the fiscal year ending June 30, 2009.	Against	Issuer	For	Against

NAPSTER, INC.

Ticker Symbol:NAPS	Cusip Number:630797108
Record Date: 7/24/2008	Meeting Date: 9/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors. A vote for election of the following nominees: 01-Richard J. Boyko, 02-Philip J. Holthouse, 03-Robert Rodin	For	Issuer	For	With
2	Ratification of selection of Pricewaterhousecoopers LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2009/	For	Issuer	For	With
3	Amendment of the Company's Certificate of Incorporation to eliminate the classified board provision.	For	Issuer	For	With
4	Stockholder proposal regarding the preferred stock rights agreement dated May 18, 2001.	For	Stockholder	Against	Against
5	Stockholder proposal regarding majority voting in board elections.	For	Stockholder	N/A	N/A
6	Stockholder proposal regrding advisory vote on executive pay.	For	Stockholder	N/A	N/A
7	Stockholder proposal on separating the offices of Chairman and Chief Executive Officer.	For	Stockholder	N/A	N/A

NYSE EURONEXT

Ticker Symbol:NYX	Cusip Number:629491101
Record Date: 2/10/2009	Meeting Date: 4/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Ellyn L. Brown, 02-Marshall N. Carter, 03-Patricia M. Cloherty, 04-Sir George Cox, 05-Sylvain Hefes, 06-Jan-Michiel Hessels, 07-Dominique Hoenin, 08-Shirley Ann Jackson, 09-James S. McDonald, 10-Duncan M. McFarland, 11-James J. McNulty, 12-Duncan L. Niederauer, 13-Baron Jean Peterbroeck, 14-Alice M. Rivlin, 15-Ricardo Salgado, 16-Jean-Francois Theodore, 17-Rijnhard Van Tets, 18-Sir Brian Williamson	For	Issuer	For	With
2	To ratify the appointment of Pricewaterhousecoopers LLP as NYSE Euronext's independent registered public accountants for the fiscal year ending December 31, 2009.	For	Issuer	For	With
3	To approve the stockholder proposal regarding certificated shares.	Against	Stockholder	Against	With
4	To approve the stockholder proposal regarding simple majority voting.	Against	Stockholder	Against	With

OMNIVISION TECHNOLOGIES, INC

Ticker Symbol:OVTI	Cusip Number:682128103
Record Date: 7/28/2008	Meeting Date: 9/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors. A vote for election of the following nominees: 01-Andrew Wang, 02-Xinping (James) He	For	Issuer	For	With
2	Ratification of Pricewaterhousecoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending April 30, 2009.	For	Issuer	For	With

TELLABS, INC.

Ticker Symbol:TLAB	Cusip Number:879664100
Record Date: 3/2/2009	Meeting Date: 5/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: BO Hedfors	For	Issuer	For	With
1B	Election of Director: Michael E. Lavin	For	Issuer	For	With
1C	Election of Director: Jan H. Suwinski	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as the Company's independent auditors for 2009.	For	Issuer	For	With

TIVO, INC.

Ticker Symbol:TIVO	Cusip Number:888706108
Record Date: 6/9/2008	Meeting Date: 8/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors. A vote for election of the following nominees 01-Mark Perry, 02-Thomas Rogers, 03-Joseph Uva	For	Issuer	For	With
2	To ratify the selection of KPMG LLP as the Company's independent auditors for the fiscal year ending January 31, 2009.	For	Issuer	For	With
3	To approve our 2008 equity incentive award plan and to reserve 5,400,000 shares of our common stock for issuance pursuant to the plan.	For	Issuer	For	With
4	To approve the amendment of the Amended & Restated 1999 Employee Stock Purchase Plan to extend the term of the plan to the tenth anniversary of the stockholder approval of the amendment to the plan and to increase the number of shares of our common stock reserved for issuance under the plan by 4,500,000 shares.	For	Issuer	For	With

VIVUS, INC

Ticker Symbol:VVUS	Cusip Number:928551100
Record Date: 4/27/2009	Meeting Date: 6/26/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-V.A. Place, 02-L.F. Wilson, 03-M.B. Logan, 04-C.J. Casamento, 05-L.M.D. Shortliffe, 06-G. Strachan	Abstained	Issuer	For	N/A
2	Approval of an amendment to the 2001 stock option plan, as amended, to increase the number of shares reserved for issuance under the 2001 plan by 1,000,000 shares.	For	Issuer	For	With
3	Ratification of the appointment of Odenberg, Ullakko, Muranishi & Co. LLP as independent registered public accounting firm of Vivus, Inc. for the fiscal year ending December 31, 2009.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BHIRUD FUNDS INC.

By /s/Suresh L. Bhirud

* Suresh L. Bhirud

President and Treasurer

Date: August 11, 2009

*Print the name and title of each signing officer under his or her signature.